Statement of Operations - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Revenues:
Consulting fees		$ 1,766
Operating Expenses:
General & administrative expenses	$ 1,232	18,495
Professional fees	30,000	18,228
Total Operating Expenses	31,232	36,723
Interest and amortization expense	1,847	8,489
Loss before Income Tax	$ (33,079)	$ (43,446)
Income Tax Provision
Net Loss for the Period	$ (33,079)	$ (43,446)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding
Basic and Diluted	12,356,462	12,816,906